Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001501825
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Document Creation Date	dei_DocumentCreationDate	May 18, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2018
Prospectus Date	rr_ProspectusDate	May 21, 2018